Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) institution partner	Dec. 31, 2021 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Maximum maturity period of short-term, highly liquid investments for qualifying cash equivalents (days)	90 days
Minimum maturity period of investments for qualifying marketable securities (days)	90 days
Restricted cash, non-current	$ 1,595,000	$ 1,595,000
Number of accredited financial institution where cash, cash equivalents and marketable securities maintained | institution	2
Impairment losses on long-lived assets	$ 0
Number of collaboration partners | partner	2
Laboratory Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment depreciated or amortized over useful life (in years)	5 years
Computer equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment depreciated or amortized over useful life (in years)	3 years
Furniture and office equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment depreciated or amortized over useful life (in years)	3 years
Leasehold improvements
Summary Of Significant Accounting Policies [Line Items]
Property and equipment depreciated or amortized over useful life (in years)	10 years